Long-Term Debt, Net - Schedule of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Jul. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 30, 2020
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Total debt	$ 17,721	$ 15,927		$ 61,749
Less: current portion	(15)	(15)		(14)
Net long-term debt	17,706	15,912		61,735
Senior Convertible Debt ]Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Convertible note, gross	19,000	19,200		85,450
Less: Unamortized debt discount	(1,899)	(3,906)		(24,349)	$ (41,345)
Net carrying value	17,101	15,294		61,101	$ 58,655	$ 0	$ 0
Total debt			$ 16,700
SBA CARES Act Loan [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Notes payable	142	146		149
Economic Injury Disaster Loan (“EIDL”) [Member]
Long-Term Debt, Net - Schedule of Debt (Details) [Line Items]
Notes payable	$ 478	$ 487		$ 499